Voyage Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Voyage Expenses
Port expenses	$ 30,385,334	$ 17,962,872	$ 13,678,442
Bunkers	76,215,708	55,671,538	31,070,105
Other voyage expenses	2,958,197	451,811	258,215
Total	$ 109,559,239	$ 74,086,221	$ 45,006,762